VIA EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE: Voya Retirement Insurance and Annuity Company
Variable Annuity Account C of Voya Retirement Insurance and Annuity Company
Post-Effective Amendment No. 69 to Form N-4
(File No. 033-75988) Voya Pension IRA

Commissioners:

On behalf of Voya Retirement Insurance and Annuity Company (the “Company”) and its Variable Annuity Account C, (the “Separate Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for the variable annuity contract offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the “Amendment”) to the registration statement on Form N-4 for the Separate Account. That Amendment was filed electronically with the Commission on May 1, 2025.

Sincerely,

/s/ Ian Macleod
Ian Macleod
Attorney-in-Fact
Security Life of Denver Insurance Company